Submission	Jun. 03, 2026
Submission [Line Items]
Central Index Key	0001076378
Registrant Name	CEMEX SAB DE CV
Registration File Number	333-296381
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES